UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21724

Registrant Name: Nicholas – Applegate International & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: 2/28/2007

Date of Reporting Period: 11/30/2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Value*

COMMON STOCK—98.1%
Australia—1.8%
Banking—0.9%
116,300	Australia & New Zealand Banking Group Ltd.	$2,607,715

Metals & Mining—0.9%
31,296	BHP Billiton Ltd.	648,318
145,300	Minara Resources Ltd.	675,931
473,079	Oxiana Ltd.	1,237,950
		2,562,199

Belgium—3.9%
Banking—2.7%
186,531	Fortis NV, UNIT	7,626,475

Food & Beverage—1.2%
54,400	InBev NV	3,581,716

Bermuda—1.0%
Computer Services—0.2%
752,000	TPV Technology Ltd.	523,610

Consumer Products—0.4%
336,000	Yue Yuen Industrial Holdings	1,061,956

Retail—0.4%
129,000	Esprit Holdings Ltd.	1,336,046

Cayman Islands—0.9%
Telecommunications—0.9%
903,000	Foxconn International Holdings Ltd. (b)	2,718,234

Denmark—0.6%
Banking—0.6%
17,100	Danske Bank A/S	747,662
20,700	Sydbank A/S	882,307
		1,629,969

Finland—2.7%
Metals & Mining—2.7%
229,600	Outokumpu Oyj	7,737,386

France—9.2%
Automotive—2.1%
49,200	Renault S.A.	5,923,244

Banking—3.7%
41,717	BNP Paribas	4,512,582
52,607	Credit Agricole S.A.	2,236,723
22,446	Societe Generale (a)	3,777,217
		10,526,522

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Value*
France—(continued)
Building/Construction—0.6%
12,300	Lafarge S.A.	$1,794,696

Computer Services—0.1%
7,000	Capgemini S.A.	428,228

Diversified Manufacturing—0.1%
2,738	Bacou Dalloz	347,795

Metals & Mining—0.8%
8,785	Vallourec S.A.	2,383,518

Multi-Media—0.1%
5,994	Vivendi Universal S.A.	231,473

Office Equipment—0.3%
5,800	Neopost S.A.	747,745

Oil & Gas—1.1%
44,091	Total S.A. (a)	3,146,463

Pharmaceuticals—0.3%
10,784	Sanofi-Aventis (a)	951,223

Germany—2.3%
Banking—1.8%
41,304	Deutsche Bank AG	5,330,943

Machinery—0.3%
63,100	Deutz AG (b)	829,075

Metals & Mining—0.2%
12,400	ThyssenKrupp AG	480,312

Hong Kong—1.8%
Building/Construction—0.1%
32,000	Hong Kong Aircraft Engineering	399,519

Real Estate—0.1%
48,000	Hopewell Holdings Ltd.	159,707

Telecommunications—1.3%
449,000	China Mobile Ltd.	3,774,086

Utilities—0.3%
115,000	CLP Holdings Ltd.	759,958

Ireland—2.7%
Banking—0.6%
80,600	Bank of Ireland	1,738,406

Food—2.1%
396,700	C&C Group PLC	6,056,412

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Value*
Italy—3.8%
Banking—2.1%
41,500	Banca Popolare di Verona e Novara S.c.r.l.	$1,170,577
184,234	Banche Popolari Unite S.c.r.l.	4,889,159
		6,059,736

Oil & Gas—0.4%
49,300	Saipem SpA	1,247,800

Telecommunications—0.7%
674,900	Telecom Italia SpA	2,055,875

Utilities—0.6%
47,100	Eni SpA	1,549,997

Japan—26.9%
Automotive—4.8%
21,200	Denso Corp.	801,101
63,600	Honda Motor Co., Ltd. (a)	2,243,454
53,000	Isuzu Motors Ltd.	236,873
146,000	Mazda Motor Corp.	998,085
96,000	Suzuki Motor Corp.	2,748,395
111,400	Toyota Motor Corp. (a)	6,700,801
		13,728,709

Banking—0.8%
151	Mizuho Financial Group, Inc.	1,108,012
267	Resona Holdings, Inc.	787,313
37	Sumitomo Mitsui Financial Group, Inc.	388,936
		2,284,261

Chemicals—1.1%
435,000	Mitsui Chemicals, Inc.	3,226,819

Consumer Products—3.1%
24,600	Nintendo Co., Ltd.	5,853,633
185,000	Toei Co., Ltd.	1,096,227
91,200	Yamaha Corp.	1,903,440
		8,853,300

Diversified Manufacturing—2.3%
124,000	FUJIFILM Holdings Corp.	4,935,965
112,500	Konica Minolta Holdings, Inc. (b)	1,628,574
		6,564,539

Electronics—2.4%
378,000	Brother Industries Ltd.	4,939,390
59,000	Nippon Electric Glass Co., Ltd.	1,277,313
28,000	Star Micronics Co., Ltd.	561,062
		6,777,765

Food—0.4%
213,000	Nippon Suisan Kaisha Ltd.	1,172,517

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Value*
Japan—(continued)
Food & Beverage—1.7%
616,000	Itochu Corp.	$4,951,477

Healthcare & Hospitals—0.1%
15,000	Nipro Corp.	273,465

Leisure—0.1%
13,000	Yamaha Motor Co., Ltd.	355,279

Metals & Mining—2.4%
231,000	Kobe Steel Ltd.	709,105
173,000	Nippon Steel Corp.	774,742
155,000	Pacific Metals Co., Ltd.	1,330,784
696,000	Sumitomo Metal Industries Ltd.	2,659,655
119,000	Sumitomo Metal Mining Co., Ltd.	1,549,077
		7,023,363

Office Equipment—2.6%
125,900	Canon, Inc. (a)	6,632,937
44,000	Ricoh Co., Ltd.	834,955
		7,467,892

Oil & Gas—1.3%
618,000	Marubeni Corp.	3,132,109
84,000	Nippon Mining Holdings, Inc.	612,901
		3,745,010

Pharmaceuticals—0.4%
27,000	Astellas Pharma, Inc.	1,178,981

Semi-Conductors—0.6%
22,000	Sumco Corp.	1,644,905

Wholesale—2.8%
83,200	Hitachi High Technologies Corp.	2,419,117
27,500	Mitsubishi Corp. (a)	510,413
286,000	Mitsui & Co., Ltd.	3,877,323
90,000	Sumitomo Corp.	1,257,378
		8,064,231
Netherlands—3.0%
Consumer Products—1.2%
88,818	USG People NV	3,506,611

Food & Beverage—1.0%
58,610	Heineken NV	2,863,342

Insurance—0.4%
26,051	ING Groep NV	1,114,919

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Value*
Netherlands—(continued)
Telecommunications—0.4%
91,300	Koninklijke KPN NV	$1,255,859

Norway—3.3%
Banking—0.9%
189,200	DnB NOR ASA	2,578,200

Computer Services—0.3%
138,000	Ementor ASA (b)	761,436

Food & Beverage—2.0%
101,800	Orkla ASA	5,729,181

Telecommunications—0.1%
22,100	Tandberg ASA	305,351

Singapore—0.4%
Transportation—0.4%
469,000	SembCorp Marine Ltd.	1,030,647

Spain—3.1%
Banking—0.2%
28,947	Banco Santander Central Hispano S.A.	528,261

Building/Construction—0.8%
43,600	ACS Actividades Construcciones y Servicios S.A.	2,444,958

Metals & Mining—0.8%
86,800	Acerinox S.A.	2,379,002

Retail—0.8%
44,500	Inditex S.A.	2,262,299

Telecommunications—0.5%
68,062	Telefonica S.A.	1,384,153

Sweden—5.3%
Banking—3.4%
125,000	Nordea Bank AB	1,771,226
123,600	Skandinaviska Enskilda Banken AB, Class B	3,643,746
10,700	Svenska Handelsbanken, Class A	289,733
117,800	Swedbank AB	4,149,506
		9,854,211

Diversified Manufacturing—0.9%
208,900	Sandvik AB	2,703,230

Telecommunications—0.5%
184,500	TeliaSonera AB	1,402,776

Tobacco—0.5%
82,000	Swedish Match AB	1,457,078

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Value*
Switzerland—5.8%
Food & Beverage—0.7%
5,385	Nestle S.A.	$1,906,918

Insurance—1.5%
33,850	Swiss Reinsurance	2,902,573
5,106	Zurich Financial Services AG	1,332,682
		4,235,255

Pharmaceuticals—3.6%
51,348	Novartis AG	3,005,904
41,504	Roche Holdings AG	7,525,779
		10,531,683

United Kingdom—19.6%
Banking—3.5%
350,100	Barclays PLC	4,701,205
34,685	HBOS PLC	711,507
105,600	HSBC Holdings PLC (a)	1,954,641
72,045	Royal Bank of Scotland Group PLC	2,618,764
		9,986,117

Building/Construction—0.7%
65,300	Barratt Developments PLC	1,424,145
66,500	Wimpey George PLC	725,837
		2,149,982

Consumer Products—0.2%
16,100	Reckitt Benckiser PLC	718,480

Financial Services—1.3%
25,800	London Stock Exchange Group PLC	664,906
316,000	Man Group PLC	2,955,786
		3,620,692

Food & Beverage—2.9%
354,400	Scottish & Newcastle PLC	3,775,426
95,400	Tate & Lyle PLC	1,498,801
605,200	WM Morrison Supermarkets PLC	3,096,841
		8,371,068

Insurance—0.1%
14,221	Aviva PLC	220,957

Metals & Mining—2.5%
287,444	BHP Billiton PLC (a)	5,479,914
75,700	Kazakhmys PLC	1,738,798
		7,218,712

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Shares		Value*
United Kingdom—(continued)
Oil & Gas—1.3%
75,800	Royal Dutch Shell PLC, Class A	$2,694,099
30,153	Royal Dutch Shell PLC, Class B	1,081,478
		3,775,577

Pharmaceuticals—3.6%
78,683	AstraZeneca PLC	4,571,887
217,357	GlaxoSmithKline PLC (a)	5,787,409
		10,359,296

Retail—0.8%
165,147	Marks & Spencer Group PLC	2,225,428

Telecommunications—0.4%
206,500	BT Group PLC	1,155,075

Tobacco—0.9%
86,400	British American Tobacco PLC	2,454,465

Transportation—0.2%
45,800	Firstgroup PLC	497,890

Utilities—1.2%
240,100	Scottish Power PLC	3,579,246

	Total Common Stock (cost—$251,945,127)	282,188,907

REPURCHASE AGREEMENT—2.7%
Principal
Amount
(000)
$7,670	State Street Bank & Trust Co., dated 11/30/06, 4.90%, due 12/1/06, proceeds $7,671,044; collateralized by Federal Home Loan Bank, 4.375%, due 9/17/10, valued at $7,827,727 including accrued interest (cost—$7,670,000)	7,670,000

	Total Investments before call options written (cost—$259,615,127)—100.8%	289,858,907

CALL OPTIONS WRITTEN (b)—(0.9)%
Notional
	CAC 40 Index, Over the Counter,
$ 751	strike price $5,358, expires 12/1/06	(4,675)
748	strike price $5,442, expires 12/15/06	(17,913)
712	strike price $5,536, expires 1/26/07	(31,609)
712	strike price $5,538, expires 1/12/07	(22,739)

Nicholas Applegate International & Premium Strategy Fund Schedule of Investments
November 30, 2006 (unaudited)

Notional		Value*
	Call Options Written (b)—(continued)
	DAX Index, Over the Counter,
$ 988	strike price $6,119, expires 12/1/06	$(250,299)
645	strike price $6,319, expires 12/8/06	(56,266)
623	strike price $6,399, expires 1/5/07	(67,337)
610	strike price $6,491, expires 1/12/07	(39,962)
607	strike price $6,506, expires 1/19/07	(47,503)
905	strike price $6,533, expires 1/26/07	(73,580)
603	strike price $6,550, expires 1/19/07	(45,032)
	Dow Jones € Stoxx 50 Price Index, Over the Counter,
2,014	strike price $4,033, expires 12/8/06	(60,305)
957	strike price $4,046, expires 2/2/07	(93,142)
998	strike price $4,058, expires 12/8/06	(13,309)
974	strike price $4,059, expires 1/5/07	(53,228)
1,001	strike price $4,062, expires 12/15/06	(32,047)
999	strike price $4,074, expires 12/15/06	(26,477)
981	strike price $4,077, expires 12/22/06	(26,711)
1,462	strike price $4,078, expires 1/5/07	(65,662)
987	strike price $4,081, expires 12/22/06	(35,312)
956	strike price $4,130, expires 1/12/07	(27,831)
955	strike price $4,140, expires 1/12/07	(24,830)
1,425	strike price $4,142, expires 1/26/07	(55,233)
	FTSE 100 Index, Over the Counter,
446	strike price $6,125, expires 12/1/06	(2,678)
441	strike price $6,172, expires 12/8/06	(7,921)
429	strike price $6,190, expires 12/22/06	(18,628)
434	strike price $6,225, expires 12/15/06	(6,990)
433	strike price $6,235, expires 12/22/06	(11,984)
419	strike price $6,273, expires 1/19/07	(12,770)
	Hang Seng Index, Over the Counter,
2,121	strike price $18,593, expires 1/5/07	(171,010)
1,646	strike price $19,331, expires 2/2/07	(78,630)
	NIKKEI Index, Over the Counter,
55,347	strike price $16,057, expires 2/2/07	(268,148)
55,244	strike price $16,069, expires 1/26/07	(246,437)
73,120	strike price $16,451, expires 1/12/07	(164,580)
72,517	strike price $16,478, expires 1/19/07	(176,335)
35,750	strike price $16,517, expires 2/2/07	(83,501)
55,037	strike price $16,532, expires 12/1/06	(4,811)
36,407	strike price $16,539, expires 1/19/07	(80,541)
71,283	strike price $16,775, expires 1/5/07	(74,427)
53,173	strike price $16,965, expires 12/15/06	(9,516)
35,436	strike price $17,136, expires 12/22/06	(7,957)
	OMX Stockholm 30 Index, Over the Counter,
34,190	strike price $1,112, expires 12/8/06	(4,787)
33,266	strike price $1,128, expires 12/22/06	(12,072)
	Swiss Market Index, Over the Counter,
731	strike price $8,786, expires 12/15/06	(3,540)

	Total Call Options Written (premiums received—$4,063,284)	(2,618,265)

	Total Investments net of call options written (cost—$255,551,843) (c)—99.9%	287,240,642

	Other assets less liabilities—0.1%	423,392

	Net Assets—100.0%	$287,664,034

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s net asset value is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Non-income producing.
(c)	Securities with an aggregate value of $282,188,907 which represents 98.1% of net assets, have been fair valued utilizing modeling tools provided by a third-party vendor.

Glossary:
€ - Euros
UNIT - More than one class of securities traded together.

Other Investments:

(1) Transactions in call options written for the period ended November 30, 2006:

	Notional	Premiums
Options outstanding, February 28, 2006	$ 514,676	$ 3,149,321
Options written	2,451,599	15,851,138
Options terminated in closing purchase transactions	(982,037)	(8,538,139)
Options expired	(1,344,755)	(6,399,036)
Options outstanding, November 30, 2006	$ 639,483	$ 4,063,284

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

      (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas – Applegate International & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2007

By /s/ Lawrence G. Altadonna
 Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: January 19, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: January 19, 2007